Commissions Income - Summary of Commissions Income (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fee and commission income [line items]
Fee and commission income	$ 19,441,433	$ 22,000,691	$ 22,786,131
Performance obligations satisfied at point in time [member] | Commissions related to obligations [member]
Disclosure of fee and commission income [line items]
Fee and commission income	11,132,435	13,977,988	13,021,523
Performance obligations satisfied at point in time [member] | Commissions related to credit cards [member]
Disclosure of fee and commission income [line items]
Fee and commission income	5,930,277	5,726,542	6,759,474
Performance obligations satisfied at point in time [member] | Commissions related to insurance [member]
Disclosure of fee and commission income [line items]
Fee and commission income	1,169,363	1,297,810	1,411,206
Performance obligations satisfied at point in time [member] | Commissions related to trading and foreign exchange transactions [member]
Disclosure of fee and commission income [line items]
Fee and commission income	455,909	416,484	338,602
Performance obligations satisfied at point in time [member] | Commissions related to securities value[member]
Disclosure of fee and commission income [line items]
Fee and commission income	273,147	160,305	159,055
Performance obligations satisfied at point in time [member] | Commissions related to loans and other financing [member]
Disclosure of fee and commission income [line items]
Fee and commission income	159,513	135,994	661,205
Performance obligations satisfied at point in time [member] | Commissions related to financial guarantees granted [member]
Disclosure of fee and commission income [line items]
Fee and commission income	3,973	630
Performance obligations satisfied over time [member] | Commissions related to obligations [member]
Disclosure of fee and commission income [line items]
Fee and commission income	2,845	8,440	41,834
Performance obligations satisfied over time [member] | Commissions related to credit cards [member]
Disclosure of fee and commission income [line items]
Fee and commission income	267,083	235,417	301,811
Performance obligations satisfied over time [member] | Commissions related to trading and foreign exchange transactions [member]
Disclosure of fee and commission income [line items]
Fee and commission income	33,960	30,792	45,777
Performance obligations satisfied over time [member] | Commissions related to loans and other financing [member]
Disclosure of fee and commission income [line items]
Fee and commission income	10,705	8,804	37,658
Performance obligations satisfied over time [member] | Commissions related to financial guarantees granted [member]
Disclosure of fee and commission income [line items]
Fee and commission income	$ 2,223	$ 1,485	$ 7,986